Correction of errors (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Profit beore income tax	¥ 19,854	¥ 58,616	¥ 26,188
Credit impairment losses	55,264	24,694	66,904
Interest receivables	0	7,057	4,933
Net cash (used)/generated by operating activities	(626)	15,077	27,266
Net cash used in investing activities (note 29.8)	0	(76)	(18,385)
Proceeds received from shareholders' loans (note 29.9)	0	13,000	5,000
Repayment of shareholders' loans (note 29.9)	0	3,000	5,000
Proceeds received from loans payable (note 29.9)	0	48,142	308,629
Repayment of loans payable (note 29.9)	0	79,345	414,924
Net cash generated/(used) by financing activities	¥ 414	¥ (18,462)	¥ (26,795)
Other Impacts [Member]
Statement [Line Items]
Credit impairment losses				¥ (2,822)
Operating profit before changes in working capital				(2,822)
Interest receivables				2,822
Loans receivable (note 29.8)				(121,040)	¥ (213,138)
Net cash generated/(used) by operating activities				(121,040)	(213,138)
Net cash (used)/generated by operating activities				(121,040)	(213,138)
Originated loan disbursements (note 29.8)				397,190	446,264
Repayments of loans from customers (note 29.8)				(276,150)	(233,126)
Net cash used in investing activities (note 29.8)				121,040	213,138
Proceeds received from shareholders' loans (note 29.9)				38,600	48,000
Repayment of shareholders' loans (note 29.9)				(38,600)	(58,000)
Proceeds received from loans payable (note 29.9)				(38,600)	(48,000)
Repayment of loans payable (note 29.9)				38,600	58,000
Adjustments [Member]
Statement [Line Items]
Profit beore income tax				(3,826)
Operating profit before changes in working capital				(3,826)
Interest payable (note 29.1)				(731)
Other payable (notes 29.1 and 29.2)				10,986
Net cash generated/(used) by operating activities				6,429
Net cash (used)/generated by operating activities				6,429
Share issuance expenses (note 29.2)				(6,429)
Net cash generated/(used) by financing activities				(6,429)
As Previously Reported [Member]
Statement [Line Items]
Profit beore income tax				48,202
Credit impairment losses				6,402
Operating profit before changes in working capital				55,045
Interest receivables				(22,309)
Loans receivable (note 29.8)				0
Interest payable (note 29.1)				1,333
Other payable (notes 29.1 and 29.2)				13,046
Net cash generated/(used) by operating activities				58,585	38,167
Net cash (used)/generated by operating activities				44,192	16,708
Originated loan disbursements (note 29.8)				(397,190)	(446,264)
Repayments of loans from customers (note 29.8)				276,150	233,126
Net cash used in investing activities (note 29.8)				(135,968)	(213,138)
Share issuance expenses (note 29.2)				(9,198)
Proceeds received from shareholders' loans (note 29.9)				14,000	2,000
Repayment of shareholders' loans (note 29.9)				(4,000)	(2,000)
Proceeds received from loans payable (note 29.9)				402,300	384,240
Repayment of loans payable (note 29.9)				(386,400)	(332,990)
Net cash generated/(used) by financing activities				16,702
As Currently Reported [Member]
Statement [Line Items]
Profit beore income tax				44,376
Credit impairment losses				3,580
Operating profit before changes in working capital				48,397
Interest receivables				(19,487)
Loans receivable (note 29.8)				(121,040)	(213,138)
Interest payable (note 29.1)				602
Other payable (notes 29.1 and 29.2)				24,032
Net cash generated/(used) by operating activities				(56,026)	(174,971)
Net cash (used)/generated by operating activities				(70,419)	(196,430)
Originated loan disbursements (note 29.8)				0
Repayments of loans from customers (note 29.8)				0
Net cash used in investing activities (note 29.8)				(14,928)
Share issuance expenses (note 29.2)				(15,627)
Proceeds received from shareholders' loans (note 29.9)				52,600	50,000
Repayment of shareholders' loans (note 29.9)				(42,600)	(60,000)
Proceeds received from loans payable (note 29.9)				363,700	336,240
Repayment of loans payable (note 29.9)				(347,800)	¥ (274,990)
Net cash generated/(used) by financing activities				¥ 10,273